Jun. 19, 2017
Eaton Vance Short Duration Strategic Income Fund

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2017 as revised May 31, 2017

The following replaces the fourth paragraph under “Principal Investment Strategies” in “Fund Summaries – Short Duration Strategic Income Fund”:

The Fund will maintain an average credit rating of at least investment grade (BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service (“Moody’s”)). The Fund’s average credit rating will be the weighted-average of (i) the average credit ratings of the Portfolios in which it invests and (ii) the securities it holds directly. While the Fund’s average credit rating will be investment grade, the Fund may invest in securities that are rated below investment grade (rated below BBB by either S&P or Fitch, or below Baa by Moody’s) or in unrated securities considered to be of comparable quality by the investment adviser (often referred to as “junk” instruments). The Fund may invest up to 10% of its net assets in municipal securities and may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Fund may invest in funds that acquire investments with borrowings.

June 19, 2017	26395 6.19.17

Principal Investment Strategies

The Fund will maintain an average credit rating of at least investment grade (BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service (“Moody’s”)). The Fund’s average credit rating will be the weighted-average of (i) the average credit ratings of the Portfolios in which it invests and (ii) the securities it holds directly. While the Fund’s average credit rating will be investment grade, the Fund may invest in securities that are rated below investment grade (rated below BBB by either S&P or Fitch, or below Baa by Moody’s) or in unrated securities considered to be of comparable quality by the investment adviser (often referred to as “junk” instruments). The Fund may invest up to 10% of its net assets in municipal securities and may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Fund may invest in funds that acquire investments with borrowings.